Fair Value of Financial Assets and Liabilities - Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
CVA	$ (5,663)	$ (9,320)	$ (40,971)
DVA	881	337	589
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(5,663)	(9,320)	(40,971)
DVA	881	337	589
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(474)	(240)	(443)
DVA	446	207	205
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(4,748)	(4,936)	(36,363)
DVA	344	56	37
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(441)	(4,144)	(4,165)
DVA	$ 91	$ 74	$ 347